Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Expected credit loss rate	87.83%	4.86%
Expected credit loss	¥ 66,981	¥ 5,672
Gross Carrying Amount [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Gross carrying amount	¥ 76,260	¥ 116,776
Current [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Expected credit loss rate	49.80%	2.80%
Expected credit loss	¥ 7,236	¥ 1,824
Current [Member] | Gross Carrying Amount [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Gross carrying amount	¥ 14,529	¥ 65,102
Days past due 1 - 90 days [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Expected credit loss rate	86.31%	3.30%
Expected credit loss	¥ 2,812	¥ 733
Days past due 1 - 90 days [Member] | Gross Carrying Amount [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Gross carrying amount	¥ 3,258	¥ 22,232
Days past due 91 - 180 Days [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Expected credit loss rate	97.12%	7.66%
Expected credit loss	¥ 8,251	¥ 1,508
Days past due 91 - 180 Days [Member] | Gross Carrying Amount [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Gross carrying amount	¥ 8,496	¥ 19,686
Days past due >181 days [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Expected credit loss rate	97.41%	16.47%
Expected credit loss	¥ 48,682	¥ 1,607
Days past due >181 days [Member] | Gross Carrying Amount [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of information about credit risk exposure on group's trade receivables using provision matrix [Line Items]
Gross carrying amount	¥ 49,977	¥ 9,756